TRENT
                                     EQUITY
                                      FUND
--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT


















--------------------------------------------------------------------------------

                            For the Six Months Ended
                               February 28, 2001

                               Trent Equity Fund
                               Semi-Annual Report
                  For the Six Months Ending February 28, 2001

March 2001

Dear Shareholder:

        For the six-month period ending February 28, 2001, Trent Equity Fund was down 18.77% compared to a decline of 17.85% for the S&P 500 with dividends reinvested. The stock market continues to punish stock prices for a continuing string of earnings warnings due seemingly to a recession that has possibly already begun. In early January the Federal Reserve lowered interest rates by one half of one percent, which spurred the market to a nice January gain but February was overwhelmed by the onslaught of first quarter earnings warnings. In another three to four quarters we expect the economy to begin strengthening again. In addition, earnings comparisons will get much easier, providing a nice catalyst for rising stock prices. Since stock prices typically anticipate economic and earnings improvements, we believe there is a good chance stock prices may begin to rise before the end of the year.

ACTIVITY IN    The best performers during the six-month period in order of
CURRENT        dollar impact were Citigroup, up 28%; Freddie Mac, up 56%;
HOLDINGS       Citrix Systems, up 40%; Caterpillar, up 13%; and Gillette, up
               8%.

o The Fund acquired Citigroup through the acquisition of the consumer finance company Associates First Capital. Citigroup is a prominent global-diversified financial services company.
o    Freddie Mac is a government agency issuer of mortgage-backed securities.
o    Citrix Systems develops and sells internet operating software.
o Caterpillar is a major global manufacturer of construction and mining equipment.
o Gillette is a diversified consumer products company with major divisions in razors and blades and batteries.

The Citrix position was sold during the six-month period. The poorest performers were Quokka Sports, Terayon Communications, American Express, JNI Corp and CMGI. Except for American Express, these holdings are in the technology/internet area and suffered significantly from the meltdown in the technology sector of the market.

NEW            New purchases during the six-month period were Hasbro,
HOLDINGS       ITXC Corp, Intel, Madge Networks, McDonald's, Nokia, Union
               Planters and WebMD. Of those positions Madge Networks, Quokka
               Sports and WebMD were closed out during the period due to the negative environment in technology.

o Hasbro is the second largest US toy manufacturer whose brands include Milton Bradley, Parker Brothers, Playskool & Tonka among others.
o ITXC Corp is the largest provider of international internet-based wholesale telephony services.
o Intel is by a significant margin the largest global semiconductor manufacturer.
o McDonald's is the largest global restaurant group with a majority of its earnings coming from outside the US.
o Nokia dominates the wireless handset market with approximately 30% market share.
o Union Planters is a Memphis, Tennessee-based regional bank with over 800 branches.

SIGNIFICANT    The largest realized gain versus cost during the six-month
REALIZED       period was taken in Honeywell. Losses of significance were
GAINS AND      taken in tech- nology companies Terayon Communications, a
LOSSES         broadband communications provider; Quokka Sports, an internet sports programmer; and Madge Networks, an internet-based provider of streaming media services. We thank you for being an investor in Trent Equity Fund.

                                                  Trent Capital Management, Inc.


                               Trent Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------


SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.6%
Auto/Truck Parts and Equipment: 2.8%
  4,500            ArvinMeritor, Inc.                                    $69,075
  3,000            Dana Corporation                                       50,790
                                                                      ----------
                                                                         119,865
                                                                      ----------
Banks: 1.4%
  1,500            Union Planters Corp.                                   57,090
                                                                      ----------

Commercial Services: 9.7%
 11,920            Central Parking Corp.                                 217,540
  2,650            Equifax Inc.                                           80,321
 10,375            ServiceMaster Co.                                     111,324
                                                                      ----------
                                                                         409,185
                                                                      ----------

Computers - Peripherals: 1.4%
  2,000            Hewlett-Packard Co.                                    57,700
                                                                      ----------

Computers - Software: 3.5%
  1,850            JNI Corp.                                              21,622
  5,400            Wind River Systems, Inc.                              126,900
                                                                      ----------
                                                                         148,522
                                                                      ----------

Consumer Products: 4.9%
  6,400            Gillette Company (The)                                208,064
                                                                      ----------

Diversified Financial Services: 8.4%
  7,187            Citigroup, Inc.                                       353,457
                                                                      ----------

Diversified Manufacturing: 1.3%
  1,170            Honeywell International, Inc.                          54,651
                                                                      ----------

Electronic Components: 1.1%
  2,852            Alpha Industries, Inc.                                 45,988
                                                                      ----------

Financial Services: 12.4%
  7,350            American Express Co.                                  322,518
  1,000            Bank Of America Corp.                                  49,950
  2,250            Federal Home Loan Mortgage Corp.                      148,162
                                                                      ----------
                                                                         520,630
                                                                      ----------

Food and Beverage: 1.6%
  1,550            H. J. Heinz Co.                                        65,999
                                                                      ----------

Home Furnishings: 2.7%
  5,800            Leggett & Platt, Inc.                                $112,172
                                                                      ----------

Household Products: 6.2%
 10,000            Newell Rubbermaid, Inc.                               263,100
                                                                      ----------

Internet Software: 0.6%
  4,000            ITXC Corp.                                             24,000
                                                                      ----------

Machinery - General: 5.1%
  5,158            Caterpillar, Inc.                                     214,573
                                                                      ----------

Media and Broadcasting: 8.8%
  6,486            Clear Channel Communications, Inc.                    370,675
                                                                      ----------

Medical Supplies: 6.4%
  1,800            American Home Products Corp.                          111,186
    875            Johnson & Johnson                                      85,164
  8,000            PharmaNetics, Inc.                                     72,500
                                                                      ----------
                                                                         268,850
                                                                      ----------

Retail: 8.4%
  7,600            Claire's Stores, Inc.                                 132,392
  8,218            Dollar General Corp.                                  152,855
  2,300            McDonald's Corp.                                       67,620
                                                                      ----------
                                                                         352,867
                                                                      ----------

Semiconductors: 1.7%
  2,500            Intel Corp.                                            71,406
                                                                      ----------

Telecommunications: 6.0%
  2,800            CenturyTel, Inc.                                       80,696
  2,400            Global Crossing Ltd.                                   38,952
  6,100            Nokia OYJ                                             134,200
                                                                      ----------
                                                                         253,848
                                                                      ----------

Toys: 4.2%
 14,400            Hasbro, Inc                                           176,832
                                                                      ----------

TOTAL COMMON STOCKS
                    (cost $3,794,342)                                 4,149,474
                                                                      ----------




                                                                             3




                               Trent Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited), Continued
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 1.4%
Money Market Investment: 1.4%
$58,426   Firstar Stellar Treasury
               Fund (cost $58,426)                                    $58,426
                                                                   ----------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $3,852,768+):  100.0%                                      $4,207,900
Liabilities in excess of
     Other Assets:  (0.0)%                                             (1,105)
                                                                   ----------
NET ASSETS: 100.0%                                                 $4,206,795
                                                                   ==========

*   Non-income producing security.

        +  At February 28, 2001, the basis of
           investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

           Gross unrealized appreciation                          $ 869,427
           Gross unrealized depreciation                           (514,295)
                                                                   --------
           Net unrealized appreciation                            $  355,132
                                                                   =========


See accompanying Notes to Financial Statements.


                               Trent Equity Fund
-------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at February 28, 2001 (Unaudited)
-------------------------------------------------------------------------------------


ASSETS
        Investments in securities, at value (cost $3,852,768) ........   $ 4,207,900
        Receivables:
           Dividends and interest ....................................         7,782
           Due from advisor ..........................................         3,437
           Fund shares sold ..........................................           200
        Prepaid expenses .............................................         2,270
                                                                         -----------
                Total assets .........................................     4,221,589
                                                                         -----------

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------

        Payables:
           Distribution fees .........................................         1,895
           Administration fees .......................................           164
        Accrued expenses .............................................        12,735
                                                                         -----------
                Total liabilities ....................................        14,794
                                                                         -----------

        NET ASSETS ...................................................   $ 4,206,795
                                                                         ===========

        NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
           ($4,206,795/404,999 shares outstanding; unlimited number of
           shares authorized without par value) ......................   $     10.39
                                                                         ===========


-------------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
-------------------------------------------------------------------------------------

        Paid-in capital ..............................................   $ 4,233,016
        Accumulated net investment loss ..............................       (14,057)
        Accumulated net realized loss on investments .................      (367,296)
        Net unrealized appreciation on investments ...................       355,132
                                                                         -----------
                Net assets ...........................................   $ 4,206,795
                                                                         ===========






See accompanying Notes to Financial Statements.


                               Trent Equity Fund
-------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2001 (Unaudited)
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
  Income
    Dividends ...............................................   $    29,793
    Interest ................................................         3,167
                                                                -----------
        Total income ........................................        32,960
                                                                -----------

  Expenses
    Advisory fees ...........................................        27,035
    Administration fees .....................................        14,837
    Fund accounting fees ....................................         8,928
    Audit fees ..............................................         7,598
    Distribution fees .......................................         5,877
    Transfer agent fees .....................................         5,501
    Legal fees ..............................................         3,564
    Reports to shareholders .................................         2,671
    Trustee fees ............................................         2,455
    Custody fees ............................................         1,366
    Miscellaneous ...........................................           700
                                                                -----------
        Total expenses ......................................        80,532
        Less: fees waived and expenses absorbed .............       (33,515)
                                                                -----------
        Net expenses ........................................        47,017
                                                                -----------
        Net investment loss .................................       (14,057)
                                                                -----------

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-------------------------------------------------------------------------------------
    Net realized loss on investments ........................      (367,262)
    Net unrealized depreciation on investments ..............      (626,448)
                                                                -----------
     Net realized and unrealized loss on investments ........      (993,710)
                                                                -----------
         NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   $(1,007,767)
                                                                ===========


See accompanying Notes to Financial Statements



                               Trent Equity Fund
-------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------

                                                                SIX MONTHS        YEAR
                                                                  ENDED          ENDED
                                                                FEBRUARY 28,    AUGUST 31,
                                                                   2001#          2000
                                                                ------------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
        Net investment loss ..............................   $   (14,057)   $   (73,131)
        Net realized gain (loss) on investments ..........      (367,262)       648,752
        Net unrealized depreciation on investments .......      (626,448)      (236,141)
                                                             -----------    -----------

          NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS ......................    (1,007,767)       339,480
                                                             -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gain ...........................      (604,269)      (584,644)
                                                             -----------    -----------

CAPITAL SHARE TRANSACTIONS
        Net increase in net assets derived from net change
                in outstanding shares  (a) ...............       359,303        490,452
                                                             -----------    -----------
                TOTAL INCREASE (DECREASE) IN NET ASSETS ..    (1,252,733)       245,288
NET ASSETS
        Beginning of period ..............................     5,459,528      5,214,240
                                                             -----------    -----------

        END OF PERIOD ....................................   $ 4,206,795    $ 5,459,528
                                                             ===========    ===========

(a)     A summary of capital share transactions is as follows:


                                  SIX MONTHS ENDED             YEAR ENDED
                                 FEBRUARY 28, 2001#         AUGUST 31, 2000
                                 ------------------         ---------------
                                 SHARES      VALUE       SHARES         VALUE
                                 ------      -----       ------         -----

Shares sold .................    20,254    $ 250,625     136,535    $ 2,521,834
Shares issued in reinvestment
of distributions ............    50,621      560,877      34,061        564,398
Shares redeemed .............   (36,786)    (452,199)   (144,204)    (2,595,780)
                                -------    ---------    --------    -----------

  Net increase ..............    34,089    $ 359,303      26,392    $   490,452
                                =======    =========    ========    ===========

#       Unaudited.


See accompanying Notes to Financial Statements



                               Trent Equity Fund
-------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
-------------------------------------------------------------------------------------



                                                        SIX MONTHS
                                                         ENDED
                                                       FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                                         2001#        2000       1999       1998       1997        1996
                                                         -----        ----       ----       ----       ----        ----

Net asset value, beginning of period ..............   $   14.72   $   15.13  $   12.23  $   11.90  $    9.86  $   10.24
                                                      ---------      ------     ------     ------     ------     ------

----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss .............................       (0.03)      (0.20)     (0.12)     (0.16)     (0.10)     (0.06)
  Net realized and unrealized
     gain (loss) on investments ...................       (2.63)       1.50       5.73       0.49       2.14       0.67
                                                      ---------      ------     ------     ------     ------     ------

Total from investment operations ..................       (2.66)       1.30       5.61       0.33       2.04       0.61
                                                      ---------      ------     ------     ------     ------     ------

----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain ..........................       (1.67)      (1.71)     (2.71)   --         --           (0.99)
                                                                             ------     ------     ------     ------

  Net asset value, end of period ..................   $   10.39   $   14.72  $   15.13  $   12.23  $   11.90  $    9.86
                                                      =========   =========  =========  =========  =========  =========

  Total return ....................................      (18.77)%      7.34%     52.81%      2.77%     20.69%      7.23%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (millions) ............   $     4.2    $    5.5   $    5.2   $    3.2   $    3.3   $    3.0
----------------------------------------------------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
  Before fees waived and
     expenses absorbed ............................        3.43%+      2.80%      3.36%      3.08%      3.48%      3.63%
  After fees waived and
     expenses absorbed ............................        2.00%+      2.00%      2.00%      2.00%      2.00%      2.10%
----------------------------------------------------------------------------------------------------------------------------
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
  Before fees waived and
     expenses absorbed ............................       (2.02)%+    (1.99)%    (2.31)%    (2.23)%    (2.25)%    (2.15)%
  After fees waived and
     expenses absorbed ............................       (0.60)%+    (1.19)%    (0.94)%    (1.15)%    (0.76)%    (0.62)%
  Portfolio turnover rate .........................       17.86%      85.69%     53.71%     41.14%     43.81%     59.33%


#       Unaudited.
+       Annualized.


See accompanying Notes to Financial Statements.

                                Trent Equity Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION
-------------------------------------------------------------------------------
        Trent Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on September 2, 1992. The investment objective of the Fund is to seek capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities.


-------------------------------------------------------------------------------
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

         A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

         B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. SECURITY TRANSACTIONS, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                                Trent Equity Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
-------------------------------------------------------------------------------


NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

        Trent Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.15% based upon the average daily net assets of the Fund. For the period ended February 28, 2001, the Fund incurred $27,035 in advisory fees.

        The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.00%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period ended February 28, 2001, the Advisor waived fees of $27,035 and absorbed expenses of $6,480.

        At February 28, 2001, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $175,697. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                             August 31,
                             ------------------------------------------------
                              2001           2002           2003         2004
--------------------------------------------------------------------------------
Trent Equity Fund           $32,846         $60,194       $49,142       $33,515

        The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

                                Trent Equity Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
-------------------------------------------------------------------------------

        Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Under $15 million        $30,000
$15 to $50 million       0.20% of average daily net assets
$50 to $100 million      0.15% of average daily net assets
$100 to $150 million     0.10% of average daily net assets
Over $150 million        0.05% of average daily net assets

        For the period ended February 28, 2001, the Fund incurred $14,837 in administration fees.

        First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator and receives no compensation for its services.

        Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

--------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION PLAN
--------------------------------------------------------------------------------

        The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the period ended February 28, 2001, the Fund paid $5,877 to the Advisor, as Distribution Coordinator.

--------------------------------------------------------------------------------
NOTE 5 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $905,534 and $827,256, respectively.

                      This page intentionally left blank.



--------------------------------------------------------------------------------


                                    Advisor
                         TRENT CAPITAL MANAGEMENT, INC.
                             3101 North Elm Street
                                   Suite 150
                        Greensboro, North Carolina 27408
                                 (336) 282-9302

                                  Distributor
                         FIRST FUND DISTRIBUTORS, INC.
                            4455 East Camelback Road
                                   Suite 261E
                             Phoenix, Arizona 85018

                                   Custodian
                               FIRSTAR BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45201

                                 Transfer Agent
                         ICA FUND SERVICES CORPORATION
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85108

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                 Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                     345 California Street, 29th Floor San
                          Francisco, California 94104


--------------------------------------------------------------------------------
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.